Investment Valuation Measurements - Summary of Plan's Assets Measured at Fair Value on Recurring Basis (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Assets in the fair value hierarchy	$ 362,961,322	$ 349,914,502
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Assets in the fair value hierarchy	121,450,854	159,103,464
Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Assets in the fair value hierarchy	1,224,536	1,749,759
Self-directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Assets in the fair value hierarchy	3,473,631	2,986,779
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Assets in the fair value hierarchy	126,149,021	163,840,002
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Assets in the fair value hierarchy	121,450,854	159,103,464
Level 1 | Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Assets in the fair value hierarchy	1,224,536	1,749,759
Level 1 | Self-directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Assets in the fair value hierarchy	3,473,631	2,986,779
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Assets in the fair value hierarchy	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Assets in the fair value hierarchy	0	0
Level 2 | Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Assets in the fair value hierarchy	0	0
Level 2 | Self-directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Assets in the fair value hierarchy	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Assets in the fair value hierarchy	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Assets in the fair value hierarchy	0	0
Level 3 | Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Assets in the fair value hierarchy	0	0
Level 3 | Self-directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Assets in the fair value hierarchy	0	0
Collective Investment Funds
EBP, Investment, Fair Value and NAV [Line Items]
Assets in the fair value hierarchy	$ 236,812,301	$ 186,074,500